Amounts Receivable - Summary of Amounts Receivable (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Nontrade Receivables, Current [Abstract]
GST/HST recoverable	$ 210,302	$ 82,097
Other refundable tax credits	463,924	146,775
Total	$ 674,226	$ 228,872